CONSOLIDATED BALANCE SHEETS (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets:
Cash and cash equivalents	¥ 247,740	¥ 193,420
Trade notes and accounts receivable, net of allowance for doubtful accounts of ¥860 million on March 31, 2013 and ¥1,126 million on March 31, 2014:
Notes	12,188	10,479
Accounts	184,096	148,606
Inventories	123,881	99,826
Other current assets	48,063	48,359
Total current assets	615,968	500,690
Marketable securities and other securities investments	16,437	15,900
Investments in and advances to affiliated companies	2,018	1,160
Long-term Investments, Total	18,455	17,060
Property, plant and equipment:
Land	47,137	43,523
Buildings	177,617	159,270
Machinery and equipment	363,806	330,425
Construction in progress	18,372	21,837
Property, Plant and Equipment, Gross, Total	606,932	555,055
Less-Accumulated depreciation	(308,051)	(277,078)
Long-lived assets	298,881	277,977
Goodwill	154,927	132,775
Other non-current assets, net of allowance for doubtful accounts of ¥515 million on March 31, 2013 and ¥467 million on March 31, 2014	77,687	76,915
Total assets	1,165,918	1,005,417
Current liabilities:
Short-term borrowings	22,600	32,798
Current portion of long-term debt	29,245	133,628
Trade notes and accounts payable	166,383	134,165
Accrued expenses	31,045	31,854
Other current liabilities	33,142	32,432
Total current liabilities	282,415	364,877
Long-term liabilities:
Long-term debt	299,411	146,271
Accrued pension and severance costs	17,943	19,235
Other long-term liabilities	25,244	21,217
Total long-term liabilities	342,598	186,723
Commitments and contingencies (Notes 21 and 23)
Equity:
Common stock authorized 2013 and 2014: 960,000,000 shares; issued: 2013- 290,150,160 shares / 2014- 290,150,160 shares	66,551	66,551
Additional paid-in capital	65,197	70,518
Retained earnings	367,617	322,638
Accumulated other comprehensive income (loss):
Foreign currency translation adjustments	54,539	12,636
Net unrealized gains and losses on securities	4,185	1,187
Net gains and losses on derivative instruments	(24)	242
Pension liability adjustments	(324)	(1,112)
Treasury stock, at cost: 2013- 20,787,044 shares / 2014- 14,343,952 shares	(39,640)	(57,007)
Total Nidec Corporation shareholders' equity	518,101	415,653
Noncontrolling interests	22,804	38,164
Total equity	540,905	453,817
Total liabilities and equity	¥ 1,165,918	¥ 1,005,417